Shareholder Report, Holdings (Details) - C000016694	Jun. 30, 2024
AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	71.00%
AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%